Loans and Financial Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Borrowings Text Block Abstract
LOANS AND FINANCIAL LIABILITIES

Note 14: - Loans and Financial liabilities

	December 31,
	2022	2021
	U.S. Dollars in thousands

Bank loans (1)	17,407	20,038
Less current maturities of bank loans	4,444	2,631
Total Long term bank loans	$12,963	$17,407

1.	Bank loan:

On November 15, 2021, the Company secured a $40,000 thousand credit facility from Bank Hapoalim, an Israeli bank. The credit facility comprised of the following:

(1)	A $20,000 thousand long-term loan. The loan bears an interest at a rate of SOFR (Secured Overnight Financing Rate) +2.18% and is payable over 54 equal monthly installments commencing June 16, 2022; and

(2)

A $20,000 thousand short-term revolving credit facility. The credit facility bears an interest at a rate of SOFR +1.75%, or a commitment fee of 0.2% calculated over the unutilized balance of the facility. As of December 31, 2022, the Company did not utilize such facility.

The credit facility was in effect for an initial period of 12 months, and effective as of January 1, 2023, the credit facility was amended such that the $20 million short-term revolving credit facility was reduced to a NIS 35 million (approx. $10 million) credit facility and the credit facility was extended for an additional period of 12 months.

Borrowings under the amended credit facility accrue interest at a rate of PRIME + 0.55 and are repayable no later than 12 months from the date advanced. We are required to pay an annual fee of 0.275% for the Bank’s credit allocation.

Pursuant to the loan and credit facility agreement, the Company is required to meet the following financial covenants for the years ending December 31, 2022, and onwards:

(1)	The Shareholder’s Equity shall at no time be less than 30% of the Total Assets; examined on a quarterly basis;

(2)	The Shareholder’s Equity shall at no time be less than $120,000 thousand; examined on a quarterly basis;

(3)	The ratio between:(a) the short term financial debt less current maturities of long term debt (in as much as such are included therein); and (b) the Working Capital, as such term is defined in the loan agreement, shall at no time exceed 0.8; examined on a quarterly basis; and

(4)	The ratio between: (a) the EBITDA as such term is defined in the loan agreement; and (b) the current maturities of long term debt to financial institutions plus out of pocket financial expenses, net, reported in the course of four consecutive quarters immediately preceding the examination date, shall not be less than 1.1 during each of the years 2022 and 2024 and not less than 1.25 in the year 2025 and onwards, examined on an annual basis.

As of December 31, 2022, the Company is in compliance with the financial covenants.

Bank loans borrowed prior to 2021 are payable over 60 equal monthly installments. The loans bear fixed interest rate in the range of 3.15% -3.55%.

See Note 19 regarding pledge information related to the bank loans.

b.	Financial liabilities originated or assumed through business combinations

	December 31,
	2022	2021
	U.S. Dollars in thousands

Contingent consideration (1)	23,534	21,995
Assumed liabilities (2)	61,016	61,915
Less current maturities	(29,708)	(17,986)
Total Long term Contingent consideration and assumed liabilities	$54,842	43,929

(1)

At December 31, 2022 the fair value of the contingent consideration total $23,534 thousand. The increase in the amount of $1,539 thousands reflects the changes in the value of the liability during 2022 and was recognized as financing expenses in the statement of profit and loss. Through December 31, 2022, no payments were made by the Company on account of the contingent consideration. As of December 31, 2022, the first sales threshold was met and the first milestone payment on account of the contingent consideration is expected to be paid during the first quarter of 2023. Refer to Note 5b and Note 18 for details on the contingent consideration.

(2)	The assumed liabilities are measured at amortized cost. The decrease in the balance of the assumed liabilities reflects the changes in time value due to and changes in expected payments since the date of acquisition at an amount of $4,727 thousands, net of $5,626 thousands paid during 2022. The increase was recognized as financing expenses in the statement of profit and loss. Refer to Note 5 and Note 16 for details on the assumed liabilities.